Employee Stock And Incentive Plan (Summary Of Compensation Costs) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Income tax benefit	$ 386	$ 355	$ 67
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation for stock options within operations and maintenance expenses	612	1,361	1,944
Income tax benefit	580	673	726
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation for stock options within operations and maintenance expenses	1,739	1,800	1,927
Income tax benefit	$ 721	$ 740	$ 793